Warrants - Narrative (Details)		3 Months Ended		12 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 09, 2021	Aug. 04, 2021 $ / shares shares	Jun. 30, 2020 shares	Apr. 30, 2016 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock, shares issued (in shares)	15,554,790	66,915,204		66,647,242	9,392,361
Exchange ratio	0.9498							0.9498
Change in fair value of warrant liabilities | $		$ 4,193,000	$ 786,000	$ 3,281,279	$ 883,573	$ (178,668)
Warrants to purchase common shares | $				0	49,863	$ 59,624
Warrants to purchase preferred shares | $				$ 0	2,072,536
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)	37,607					37,607				37,607
Number of warrants surrendered (in shares)	7,965
Change in fair value of warrant liabilities | $	$ 132,672
Common Stock Warrants, Tranche One
Class of Warrant or Right [Line Items]
Common stock, shares issued (in shares)	29,546
Exercise price (in dollars per share) | $ / shares	$ 2.01
Common Stock Warrants, Tranche Two
Class of Warrant or Right [Line Items]
Common stock, shares issued (in shares)	96
Exercise price (in dollars per share) | $ / shares	$ 0.95
Series E-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares									$ 7.0871
Number of warrants surrendered (in shares)									94,760
Warrant issued (in shares)	126,993								126,993
Preferred stock, shares issued (in shares)									32,233
Series C-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)						88,361
Exercise price (in dollars per share) | $ / shares							$ 10.88
Change in fair value of warrant liabilities | $					(66,271)	$ 13,254	$ 52,183
Warrants to purchase common shares | $					153,748	$ 87,477
Warrant issued (in shares)							88,361
Series C-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)						1,102,752
Exercise price (in dollars per share) | $ / shares											$ 10.88
Change in fair value of warrant liabilities | $					(827,064)	$ 165,413
Warrants to purchase common shares | $					$ 1,918,788	$ 1,091,724
Warrant issued (in shares)											1,102,752
Public and Private Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)				18,525,000
Common stock, shares issued (in shares)				1
Exercise price (in dollars per share) | $ / shares				$ 11.50
Public Warrants | IPO
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)				12,937,500
Private Warrants | Private Placement
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding ( in shares)		18,524,179		5,587,500